Segment information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment information	Segment information
We use the management approach to identify our operating segments. We identified the Board of Directors as the Group’s Chief Operating Decision Maker ("CODM") which regularly reviews internal reports when making decisions about allocation of resources to segments and in assessing their performance.
We have the following three reportable segments:
1.Harsh environment: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for harsh environment semi-submersible and jack-up rigs.
2.Floaters: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment semi-submersible rigs and drillships.
3.Jack-ups: Includes contract revenues, management contract revenue, reimbursable revenue and associated expenses for benign environment jack-up rigs.
Segment results are evaluated on the basis of operating income and the information presented below is based on information used for internal management reporting. The remaining incidental revenues and expenses not included in the reportable segments are included in the "other" reportable segment.
The below section splits out total operating revenue, depreciation, amortization of intangibles, operating net loss, drilling units and capital expenditures by segment:
Total operating revenue
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	495	526	510
Floaters	363	358	625
Jack-up rigs	139	157	229
Other	11	18	24
Total	1,008	1,059	1,388
Depreciation
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives. The segmental analysis of depreciation is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	73	93	125
Floaters	37	176	224
Jack-up rigs	44	48	48
Other	1	29	29
Total	155	346	426
Amortization of intangibles
We record amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of amortization is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	—	1	—
Floaters	—	—	105
Jack-ups	—	—	29
Total	—	1	134

Impairment of drilling units and intangible assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The segmental analysis of impairment is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	152	419	—
Floaters	—	3,555	—
Jack-ups	—	86	—
Other	—	48	—
Total	152	4,108	—
Operating net loss
The segmental analysis of operating net losses is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Harsh environment	(138)	(396)	(69)
Floaters	(21)	(3,781)	(201)
Jack-ups	16	(87)	(2)
Other	(14)	(218)	(23)
Operating loss	(157)	(4,482)	(295)
Unallocated items:
Total financial items and other	(430)	38	(465)
Loss before income taxes	(587)	(4,444)	(760)
Drilling assets - Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Harsh environment rigs	709	1,032
Floaters	524	528
Jack-up Rigs	544	560
Total Drilling Units	1,777	2,120

Unallocated items:
Investments in associated companies	27	24
Assets held for sale	1,103	685
Cash and restricted cash	535	659
Other assets	437	473
Total assets	3,879	3,961
Drilling units - Capital expenditures (1)
The segmental analysis of capital expenditures is shown in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Harsh environment	30	26	34
Floaters	35	110	111
Jack-ups	28	12	17
Total	93	148	162
(1)Capital expenditure includes long term maintenance projects.
Geographic segment data
Revenues
Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues and fixed assets by geographic area:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Norway	486	480	469
Angola	125	89	215
Brazil	121	51	137
United States	105	107	74
Saudi Arabia	100	98	130
Nigeria	—	—	198
Others (1)	71	234	165
Total Revenue	1,008	1,059	1,388
(1)Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)
Drilling unit fixed assets by geographic area based on location as at end of the year are as follows:

(In $ millions)	December 31, 2021	December 31, 2020
Norway	710	1,044
Saudi Arabia	224	234
Brazil	169	79
Qatar	156	151
Malaysia	126	185
USA	92	87
Spain	47	49
Others (2)	253	291
Total	1,777	2,120
(1)Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)Other countries represent countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.
Major customers
In the years ended December 31, 2021, 2020 and 2019, we had the following customers with total revenues greater than 10% in any of the years presented:

	Segment	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
ConocoPhillips	Harsh Environment	17%	16%	11%
Equinor	Harsh Environment	13%	12%	16%
Saudi Aramco	Jack-ups	10%	9%	10%
Lundin	Floaters	12%	2%	—%
Northern Ocean	Harsh Environment	3%	12%	12%
TotalEnergies	Floaters	—%	4%	18%
Other		45%	45%	33%
Total		100%	100%	100%